N-4	Nov. 27, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIFLEX SEPARATE ACCOUNT
Entity Central Index Key	0000740583
Entity Investment Company Type	N-4
Document Period End Date	Nov. 27, 2024
Amendment Flag	false
Variflex
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Effective immediately, the second paragraph of “Appendix A – Underlying Funds Available Under the Contract” is deleted in its entirety and replaced with the following:The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.Please Retain This Supplement For Future Reference
Prospectuses Available [Text Block]	The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.